Share capital and share premium (Details) $ in Thousands	1 Months Ended			2 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Apr. 30, 2019 USD ($)	Apr. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) item shares	Dec. 31, 2020 USD ($) item shares	Dec. 31, 2019 USD ($)	Dec. 31, 2021 € / shares	Dec. 31, 2020 € / shares	Dec. 31, 2018 USD ($)
Disclosure of classes of share capital [line items]
Par value per share | € / shares								€ 1	€ 1
Share capital		$ 219,843			$ 234,154	$ 219,843	$ 175,868			$ 152
Share premium		1,478,230			1,736,469	1,478,230	1,141,997			$ 967,901
Total share capital and share premium		$ 1,698,073			1,970,623	1,698,073
Proceeds from issue of equity					348,646	243,202	372,036
Settlement of share-based claims					$ (348,646)	$ (243,202)	(372,036)
Equity offering
Disclosure of classes of share capital [line items]
Proceeds from issue of equity	$ 341,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of ordinary shares issued | shares		179,259,246			199,754,122	179,259,246
Par value per share | € / shares								€ 1	€ 1.00
Share capital		$ 219,843			$ 234,154	$ 219,843
Share premium		1,478,230			1,736,469	1,478,230
Total share capital and share premium		1,698,073			$ 1,970,623	$ 1,698,073
Number of votes per share | item					1	1
Ordinary shares [member] | Settlement of equity programs
Disclosure of classes of share capital [line items]
Shares issued, transaction costs					$ 179	$ 631
Shares issued during the period | shares					2,568,954	6,502,784
Ordinary shares [member] | Equity offering
Disclosure of classes of share capital [line items]
Proceeds from issue of equity		231,000	$ 280,000	$ 341,000
Shares issued, transaction costs		$ 12,383		$ 7,638
Shares issued during the period | shares		15,939,968		17,925,922
Equity attributable to the Equity holders of the Company
Disclosure of classes of share capital [line items]
Settlement of share-based claims					$ (348,646)	$ (243,202)	$ (372,036)